Financial Instruments - Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	$ 705		$ 1,600
Total other noncurrent assets	4,450	$ 4,149	2,799
Total assets	167,489		159,422
Total liabilities	718		1,024
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	11,176		20,110
Total liabilities	718		1,024
Government and agency debt - non-U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	4,863		9,703
Government and agency - U.S. [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	1,114		3,782
Corporate and Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	1,025		2,097
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	1,863		1,260
Total liabilities	0		0
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	9,313		18,850
Total liabilities	718		1,024
Short-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	705		1,600
Available-for-sale securities, debt securities	6,687		15,091
Total short-term investments	7,392		16,691
Short-term Investments [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	705		1,571
Short-term Investments [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		29
Short-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	4,863		9,609
Short-term Investments [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	811		3,437
Short-term Investments [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	1,013		2,045
Short-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		17
Available-for-sale securities, debt securities	0		0
Total short-term investments	0		17
Short-term Investments [Member] | Level 1 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		0
Short-term Investments [Member] | Level 1 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		17
Short-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Short-term Investments [Member] | Level 1 [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Short-term Investments [Member] | Level 1 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Short-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	705		1,583
Available-for-sale securities, debt securities	6,687		15,091
Total short-term investments	7,392		16,674
Short-term Investments [Member] | Level 2 [Member] | Money market funds [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	705		1,571
Short-term Investments [Member] | Level 2 [Member] | Equity [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		11
Short-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	4,863		9,609
Short-term Investments [Member] | Level 2 [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	811		3,437
Short-term Investments [Member] | Level 2 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	1,013		2,045
Other Current Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	465		574
Other Current Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	53		97
Other Current Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	413		477
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	0		0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	0		0
Other Current Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	0		0
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	465		574
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	53		97
Other Current Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative assets	413		477
Long-term Investments [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,902		1,273
Available-for-sale securities, debt securities	315		491
Total long-term investments	2,216		1,764
Long-term Investments [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		94
Long-term Investments [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	303		345
Long-term Investments [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	11		52
Long-term Investments [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	1,863		1,243
Available-for-sale securities, debt securities	0		0
Total long-term investments	1,863		1,243
Long-term Investments [Member] | Level 1 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Long-term Investments [Member] | Level 1 [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Long-term Investments [Member] | Level 1 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		0
Long-term Investments [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	39		30
Available-for-sale securities, debt securities	315		491
Total long-term investments	354		521
Long-term Investments [Member] | Level 2 [Member] | Government and agency debt - non-U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	0		94
Long-term Investments [Member] | Level 2 [Member] | Government and agency - U.S. [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	303		345
Long-term Investments [Member] | Level 2 [Member] | Corporate and Other [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, debt securities	11		52
Other Noncurrent Assets [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	526		566
Insurance contracts	575		515
Total other noncurrent assets	1,102		1,082
Other Noncurrent Assets [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	266		335
Other Noncurrent Assets [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	261		232
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	0		0
Insurance contracts	0		0
Total other noncurrent assets	0		0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	0		0
Other Noncurrent Assets [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	0		0
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	526		566
Insurance contracts	575		515
Total other noncurrent assets	1,102		1,082
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	266		335
Other Noncurrent Assets [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative assets	261		232
Other Current Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	114		82
Other Current Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	0		5
Other Current Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	114		78
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	0		0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	0		0
Other Current Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	0		0
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	114		82
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	0		5
Other Current Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Current derivative liabilities	114		78
Other Noncurrent Liabilities [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	604		942
Other Noncurrent Liabilities [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	0		378
Other Noncurrent Liabilities [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	604		564
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	0		0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	0		0
Other Noncurrent Liabilities [Member] | Level 1 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	0		0
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	604		942
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Interest rate contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	0		378
Other Noncurrent Liabilities [Member] | Level 2 [Member] | Recurring [Member] | Foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Noncurrent derivative liabilities	$ 604		$ 564